Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at January 1	$ 43,233	$ 41,079
Accretion expense	2,712	2,645
Liabilities incurred	204	3,062
Liabilities settled	(126)	(2,091)
Revisions in estimated cash flows	150	(1,462)
Balance at December 31	$ 46,173	$ 43,233